Other Income - Schedule of Other Income (Details) - Other income [Member] - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Other Income [Line items]
Miscellaneous income	$ 21,577	$ 7	$ 2,077	$ 3,916	$ 1,501
Reversal of expected credit allowance			12,493
Profit on termination of lease		30,396	30,034
Liabilities no longer required written back			14,011	1,635,651	360,878
Fair value gain on warrant liability					22,766
Total other income	$ 122,606	$ 38,775	$ 58,615	$ 1,639,567	$ 385,145